Related Party Transactions (Details Narrative) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Related Party Transaction [Line Items]
Common Stock, Value, Issued	$ 2,719	$ 2,178	$ 417
Cash	358,634	358,634
Accounts Payable, Related Parties, Current	$ 320,224	3,843,686	16,680
Steven Geary [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current		$ 16,680
Compensation Officer [Member]
Related Party Transaction [Line Items]
Common Stock, Value, Issued			231,131
Two Board [Member]
Related Party Transaction [Line Items]
Cash			$ 49,711